Sale of Branch - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group [Line Items]
Deposits	$ 20,074		$ 20,074
Deposit premium	414			414	0	0
Sale of asset	1,233		1,233	1,473	0	0
Reduction in goodwill	254			254	0	0
Reduction in core deposit intangibles	119			119	0	0
Gain recognized on sale of branch	$ 38	$ 0	$ 51	$ 38	$ 0	$ 0